Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 10, 2023
Class 3
Account Value [Line Items]
Account Value	$ 11,810	$ 10,930	$ 10,000
Class 3
Account Value [Line Items]
Account Value	$ 11,517	10,593	10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 14,379	11,661	10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 14,379	$ 11,661	$ 10,000